Note 5: Subsequent Event	3 Months Ended
Jun. 30, 2012
Note 5: Subsequent Event:
Note 5: Subsequent Event

NOTE 5:  SUBSEQUENT EVENT

Transactions have been evaluated from the date of the financial statements through the date the financial statements were available for issuance.

The Company will issue an additional 69,065 common shares and 5,000,000 purchase warrants with a strike price of $0.25 per warrant, as a part of the Surat Basin oil acquisition upon the approval of its shareholders of an increase in authorized shares.  The Company plans to provide for an unlimited number of common shares available for issue.